Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of inventories [line items]
Brazilian tax credits and interest receivables	$ 1,305		$ 1,120
Trade receivables [member]
Disclosure of inventories [line items]
Impairment losses	$ 28	$ 39